American Beacon Advisors, Inc.
220 E. Las Colinas Blvd. Suite 1200
Irving, TX 75039

December 27, 2019

VIA EDGAR
---------
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  American Beacon Funds
     1933 Act File No. 033-11387
     1940 Act File No. 811-04984

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, American Beacon Funds (the "Registrant") hereby certifies (a) that the form of Prospectus used with respect to American Beacon SiM High Yield Opportunities Fund, American Beacon The London Company Income Equity Fund, American Beacon Zebra Small Cap Equity Fund, and American Beacon Sound Point Floating Rate Income Fund, of the Registrant does not differ from that contained in Post-Effective Amendment No. 358 (“Amendment No. 358”) to the Registrant’s Registration Statement, (b) that the form of Statement of Additional Information used with respect to the American Beacon SiM High Yield Opportunities Fund, American Beacon The London Company Income Equity Fund, American Beacon Zebra Small Cap Equity Fund, and American Beacon Sound Point Floating Rate Income Fund, does not differ from that contained in Amendment No. 358 to the Registrant’s Registration Statement, and (c) that Amendment No. 358 was filed electronically.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely,

/s/Samuel J. Silver
Samuel J. Silver
          Vice President

cc:   Kathy Ingber, Esq.
          K&L Gates LLP